Prospectus Supplement

July 31, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated July 31, 2013 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2013 of:

Core Fixed Income Portfolio
Core Plus Fixed Income Portfolio
Corporate Bond Portfolio
High Yield Portfolio
Limited Duration Portfolio
(collectively, the "Portfolios")

The second sentence of the first paragraph under the section of the Prospectus entitled "Purchasing Class I and Class L Shares—General" is hereby deleted and replaced with the following:

Investors purchasing or selling Class I and Class L shares through a financial intermediary, including Morgan Stanley Wealth Management, may be charged transaction-based or other fees by the financial intermediary for its services.

***

The first sentence of the section of the Prospectus entitled "Purchasing Class P and Class H Shares—Order Processing Fees" is hereby deleted and replaced with the following:

Your authorized financial intermediary, including Morgan Stanley Wealth Management, may charge transaction-based or other fees in connection with the purchase or sale of Class P and Class H shares.

Please retain this supplement for future reference.

  IFTFISPT-0713

Prospectus Supplement

July 31, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated July 31, 2013 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2013 of:

Mid Cap Growth Portfolio
(the "Portfolio")

The second sentence of the first paragraph under the section of the Prospectus entitled "Purchasing Class I and Class L Shares—General" is hereby deleted and replaced with the following:

Investors purchasing or selling Class I and Class L shares through a financial intermediary, including Morgan Stanley Wealth Management, may be charged transaction-based or other fees by the financial intermediary for its services.

***

The first sentence of the section of the Prospectus entitled "Purchasing Class P and Class H Shares—Order Processing Fees" is hereby deleted and replaced with the following:

Your authorized financial intermediary, including Morgan Stanley Wealth Management, may charge transaction-based or other fees in connection with the purchase or sale of Class P and Class H shares.

Please retain this supplement for future reference.

  IFTMCGSPT-0713

Prospectus Supplement

July 31, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated July 31, 2013 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2013 of:

Global Strategist Portfolio
(the "Portfolio")

The second sentence of the first paragraph under the section of the Prospectus entitled "Purchasing Class I and Class L Shares—General" is hereby deleted and replaced with the following:

Investors purchasing or selling Class I and Class L shares through a financial intermediary, including Morgan Stanley Wealth Management, may be charged transaction-based or other fees by the financial intermediary for its services.

***

The first sentence of the section of the Prospectus entitled "Purchasing Class P and Class H Shares—Order Processing Fees" is hereby deleted and replaced with the following:

Your authorized financial intermediary, including Morgan Stanley Wealth Management, may charge transaction-based or other fees in connection with the purchase or sale of Class P and Class H shares.

Please retain this supplement for future reference.

  IFTGLBSTRATSPT-0713

Statement of Additional Information Supplement

July 31, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated July 31, 2013 to the Morgan Stanley Institutional Fund Trust Statement of Additional Information dated January 31, 2013

The first sentence of the second paragraph under section of the Statement of Additional Information entitled "Purchase of Shares" is hereby deleted and replaced with the following:

Investors purchasing and redeeming shares of the Portfolios through a financial intermediary, including Morgan Stanley Wealth Management, may be charged transaction-based or other fees by the financial intermediary for its services.

Please retain this supplement for future reference.